Submission	Jun. 09, 2026
Submission [Line Items]
Central Index Key	0000914122
Registrant Name	Perma-Pipe International Holdings, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES